Income Taxes - Schedule of Provision (Benefit) For Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision Benefit for Income Taxes [Abstract]
Federal					$ 656,193	$ (656,193)
State and local					181,862	(181,862)
Foreign						(127,915)
Total deferred provision (benefit)			$ (400,000)		838,055	(965,970)
Change in valuation allowance						127,915
Total provision (benefit) for income taxes		$ (9,712)	$ (400,000)	$ 522,568	$ 838,055	$ (838,055)